DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The aggregate notional amount of the company’s derivative positions as at December 31, 2022 and 2021 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Foreign exchange	(a)	$50,361	$63,083
Interest rates	(b)	60,600	55,899
Equity derivatives	(c)	1,942	4,448

Commodity instruments	(d)
Energy (GWh)		69,902	35,156
Natural gas (MMBtu – 000’s)		128,381	246,375
The company held the following foreign exchange contracts with notional amounts as at December 31, 2022 and 2021:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2022	2021	2022	2021
Foreign exchange contracts
Canadian dollars	$7,381	$11,689	0.76	0.81
British pounds	6,880	12,089	1.12	1.19
European Union euros	10,074	9,939	1.01	1.14
Australian dollars	4,088	4,791	0.69	0.72
Indian rupee	3,921	3,281	73.72	78.90
Korean won[1]	923	756	1,293	1,151
Chinese yuan[1]	4,166	2,484	6.07	6.02
Japanese yen[1]	378	793	116.26	111.27
Colombian pesos[1]	355	740	4,800	3,937
Brazilian reais	1,371	1,291	0.16	0.16
Swedish krona	—	1,475	—	9.08
Other currencies	2,765	2,799	Various	Various
Cross currency interest rate swaps
Canadian dollars	5,673	5,566	0.77	0.63
European Union euros	—	848	—	1.06
Australian dollars	634	1,317	0.93	0.98
Japanese yen[1]	275	750	130.68	113.33
British pounds	243	298	1.21	1.48
Brazilian reais[1]	749	—	—	—
Foreign exchange futures
Brazilian reais	—	175	—	0.18
Foreign exchange options
European Union euros	—	1,430	—	1.11
Indian rupee	485	572	78.73	74.56
1.Average rate is quoted using USD as base currency.
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2022 and 2021, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2022	Unrealized Losses During 2022	Net Change During 2022	Net Change During 2021
Foreign exchange derivatives	$192	$(169)	$23	$(53)
Interest rate derivatives	575	(156)	419	183
Equity derivatives	69	(365)	(296)	757
Commodity derivatives	177	(469)	(292)	(183)
	$1,013	$(1,159)	$(146)	$704
The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2022 and 2021, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2022				2021
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$4,440	$1,671	$965	$7,076	$10,933
Interest rate derivatives	10,126	8,578	1,272	19,976	19,661
Equity derivatives	866	1,002	73	1,941	4,353
Commodity instruments
Energy (GWh)	3,456	21,743	26,571	51,770	17,403
Natural gas (MMBtu – 000’s)	50,703	9,875	—	60,578	152,753
Elected for hedge accounting
Foreign exchange derivatives	$12,956	$29,530	$800	$43,286	$52,150
Interest rate derivatives	5,916	31,597	3,111	40,624	36,238
Equity derivatives	—	—	—	—	95
Commodity instruments
Energy (GWh)	6,574	8,868	2,691	18,133	17,754
Natural gas (MMBtu – 000’s)	52,168	15,635	—	67,803	93,623

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2022 and 2021 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2022			2021
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$47,860	$2,081	$13	$43,776	$582	$24
Net investment hedges	35,198	2,998	—	43,997	407	(14)
	$83,058	$5,079	$13	$87,773	$989	$10
1.Notional amount does not include 18,133 GWh and 67,803 MMBtu – 000’s – of commodity derivatives as at December 31, 2022 (2021 – 17,753 GWh, 93,623 MMBtu – 000’s and 1,152 bbls – millions).